Intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and property, plant and equipment
Schedule of intangible assets

	December 31,
	2020	2019
	(€ in thousands)
Software	806	611
Licenses	56	83
Prepayments made on intangible assets	281	662
Total	1,143	1,356

Schedule of property, plant and equipment

	December 31,
	2020	2019
	(€ in thousands)
Land, buildings and leasehold improvements	18,698	20,045
Plant and machinery	3,982	5,779
Other facilities, factory and office equipment	1,039	1,459
Assets under construction and prepayments made	55	60
Total	23,774	27,343
Thereof pledged assets of Property, Plant and Equipment	13,069	6,618

Composition of, and annual movement in, intangible assets and property, plant and equipment

2020

	(€ in thousands)
	Acquisition and manufacturing cost						Accumulated depreciation and amortization					Carrying amount
	01/01/2020	Additions	Disposals	Transfer	FX	12/31/2020	01/01/2020	Current year	Disposals	FX	12/31/2020	12/31/2020
Intangible assets
Software	1,551	69	26	454	(2)	2,046	940	327	26	(1)	1,240	806
Licenses	245	--	--	--	--	245	162	27	--	--	189	56
Prepayments made on intangible assets	662	89	16	(454)	--	281	--	--	--	--	--	281
Total	2,458	158	42	0	(2)	2,572	1,102	354	26	(1)	1,429	1,143
Property, plant and equipment
Land, buildings and leasehold improvements	22,885	13	65	--	(370)	22,463	2,840	1,001	2	(74)	3,765	18,698
Plant and machinery	14,032	752	4,595	--	(529)	9,660	8,253	1,551	3,921	(205)	5,678	3,982
Other facilities, factory and office equipment	4,142	189	314	--	(41)	3,976	2,683	536	257	(25)	2,937	1,039
Assets under construction and prepayments made	60	--	--	--	(5)	55	--	--	--	--	--	55
Total	41,119	954	4,974	0	(945)	36,154	13,776	3,088	4,180	(304)	12,380	23,774

2019

	(€ in thousands)
																Carrying
	Acquisition and manufacturing cost									Accumulated depreciation and amortization						amount
		Recognition of
		right-of-use
		asset on
		initial	Adjusted
		application of	balance at								Current
	01/01/2019 (1)	IFRS 16	01/01/2019	Additions	Disposals	Revaluation	Transfer	FX	12/31/2019	01/01/2019	year	Disposals	Transfer	FX	12/31/2019	12/31/2019
Intangible assets
Software	1,446	--	1,446	94	--	--	10	1	1,551	659	280	--	--	1	940	611
Licenses	245	--	245	--	--	--	--	--	245	136	26	--	--	--	162	83
Prepayments made on intangible assets	524	--	524	148	--	--	(10)	--	662	--	--	--	--	--	--	662
Total	2,215	--	2,215	242	--	--	--	1	2,458	795	306	--	--	1	1,102	1,356
Property, plant and equipment
Land, buildings and leasehold improvements	18,909	3,109	22,018	1,651	369	(534)	--	119	22,885	1,824	1,095	83	--	4	2,840	20,045
Plant and machinery	19,211	112	19,323	1,194	6,769	(1)	40	245	14,032	10,164	2,198	4,162	13	40	8,253	5,779
Other facilities, factory and office equipment	3,801	280	4,081	449	411	(1)	--	24	4,142	2,423	608	356	--	8	2,683	1,459
Assets under construction and prepayments made	16	--	16	59	16	--	--	1	60	--	--	--	--	--	--	60
Subtotal	41,937	3,501	45,438	3,353	7,565	(536)	40	389	41,119	14,411	3,901	4,601	13	51	13,776	27,343
Leased products	203	--	203	--	41	--	(163)	1	--	54	4	18	(40)	--	--	--
Total	42,140	3,501	45,641	3,353	7,606	(536)	(123)	390	41,119	14,465	3,905	4,619	(27)	51	13,776	27,343

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3 “Summary of significant accounting policies” to the consolidated financial statements.